Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 2,914	¥ 1,438
Upward adjustments	¥ 229	¥ 66